CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Telematics services	$ 264,559	$ 242,491	$ 234,541
Telematics products	94,464	93,766	85,437
Revenues, Total	359,023	336,257	319,978
Cost of revenues:
Telematics services	108,451	100,195	98,707
Telematics products	71,995	75,442	68,110
Total cost of revenues	180,446	175,637	166,817
Gross profit	178,577	160,620	153,161
Research and development expenses	20,806	18,090	16,986
Selling and marketing expenses	18,378	15,271	13,643
General and administrative expenses	62,456	56,238	56,635
Other income, net	(91)	(148)	(58)
Operating income	77,028	71,169	65,955
Other income (expenses), net	(272)	0	2
Financing income (expenses), net	(1,854)	80	(1,552)
Income before income tax	74,902	71,249	64,405
Income tax expenses	(14,899)	(14,579)	(13,355)
Share in losses of affiliated companies, net	(5)	(123)	(706)
Net income for the year	59,998	56,547	50,344
Less: Net income attributable to non-controlling interest	(2,031)	(2,893)	(2,207)
Net income attributable to the Company	$ 57,967	$ 53,654	$ 48,137
Basic earnings per share attributable to Company’s stockholders	$ 2.92	$ 2.7	$ 2.41
Diluted earnings per share attributable to Company’s stockholders	$ 2.92	$ 2.7	$ 2.41
Weighted average number of shares used in the computation of basic earnings per share	19,874	19,894	20,000
Weighted average number of shares used in the computation of diluted earnings per share	19,874	19,894	20,000